Equipment and Fixtures, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equipment and Fixtures, Net
Schedule of equipment and fixtures, net

	March 31, 2013	December 31, 2012
Furniture and fixtures	$19,242	$17,696
Building improvements	70,265	66,369
Computer equipment	73,701	70,238
Software	44,413	40,460
Telecom and other equipment	55,532	55,418
Equipment and fixtures not yet placed in service	536	1,380
	$263,689	$251,561
Less: accumulated depreciation	(165,267)	(154,710)
	$98,422	$96,851

	December 31, 2012	December 31, 2011
Furniture and fixtures	$17,696	$15,366
Building improvements	66,369	47,870
Computer equipment	70,238	52,560
Software	40,460	30,920
Telecom and other equipment	55,418	54,241
Equipment and fixtures not yet placed in service	1,380	1,577

	$251,561	$202,534
Less: accumulated depreciation	(154,710)	(114,923)

	$96,851	$87,611